Financial Instruments (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Loans and borrowings from domestic financial institutions	R$ 3,489,858	R$ 1,091,157	R$ 652,545	R$ 96,570
Up to 3 months
Financial Instruments
Loans and borrowings from domestic financial institutions	3,454,903	1,058,034
3-12 months
Financial Instruments
Loans and borrowings from domestic financial institutions	9,813	5,313
Over 12 months
Financial Instruments
Loans and borrowings from domestic financial institutions	R$ 25,142	R$ 27,810